                               JHAVERI VALUE FUND
                                 (216) 356-1565
        Please note - the 800 number has been changed to the above number

Dear Fellow Shareholders:

The first nine months of operation for the Jhaveri Value Fund (JVF) during 1996 were successful. During this period, JVF increased 10.92% whereas the S&P 500 increased 13.17%. The performance for JVF during this period fluctuated above and below the S&P 500. (See 1996 performance - JVF vs S&P 500) Please note that the S&P 500 performance does not include transaction costs and management fees whereas JVF does. This mixed performance was a result of imbalance in cashflow. (purchases, sales, subscriptions, and redemptions) This imbalance will be less of a problem as the portfolio matures and the Fund increases in size.

The cash as a percent of total net assets during the first nine months fluctuated between 1% and 9%. Ideally, we would like cash level to be higher when the market is approaching the cyclical bottom (more stock in the Optimum Buy Range - OBR) and cash level to be at a lower level when the market is approaching the cyclical top. (more stocks in the Optimum Sell Range - OSR)

Portfolio turnover rate for the last six months was 19%. We expect the turnover rate to increase to between 80-120% per year. Historically, as more stocks in the portfolio move from OBR to OSR, portfolio turnover rate increases and profitability of the Fund also increases.

The first nine months of 1996, the market has been extremely volatile with some prognosticators forecasting the Dow breaking out to 6500 and others predicting a collapse to 4500. During this period we have had computer trading curbs (market up or down 50 points) put in place more than 80 times. Volatility has continued to increase as the November election come closer. If Clinton wins and the Democrats take control of both Congressional Houses, financial stocks and health care stocks will come under intense pressure. If Clinton wins and the Republicans retain control of at least one of the Houses, it will be a non-event for the market. If Dole gets elected, it will be extremely bullish for the market.

I believe the market will continue to be dominated by the interest rate outlook, inflation rate, and quarterly earnings reports. Based on historical market statistics, the market appears to be overbought and overvalued. Based on current and future economic statistics, the market could make further gains. For these reasons, we will continue to use our disciplined investment strategy of sound stock selection valuation and risk management strategy; buying stocks in the OBR and selling stocks in the OSR.

We wish to express our sincere thanks for your continued support during these early years of The Jhaveri Value Fund.

Sincerely,
/s/ Ramesh C. Jhaveri                                 /s/ Saumil R. Jhaveri
----------------------                                ---------------------
Ramesh C. Jhaveri                                     Saumil R. Jhaveri
Chief Executive Officer                               President

                       1996 PERFORMANCE - JVF VS S&P 500

     12/31/95  1/31/96   2/29/96   3/31/96   4/30/96   5/31/96   6/30/96   7/31/96   8/30/96   9/30/96
JVF
S&P



- Past performance is not predictive of future performance. The value of your shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

                           JVF TOP HOLDINGS - 9/30/96
                           --------------------------

INDIVIDUAL COMPANIES
--------------------

1.    K Mart Corp                                        4.01%
2.    Empresas ICA ADR                                   3.92%
3.    Woolworth Corp                                     3.14%
4.    Chiquita Brands International                      2.62%
5.    Telefonos de Mexicao ADR                           2.41%
6.    Westinghouse Electric                              2.37%
7.    American Power Conversion                          2.04%
8.    Edison International                               1.63%
9.    General Motors                                     1.57%
10    Micron Technology                                  1.47%

TOTAL                                                   25.18%

INDUSTRIES
----------

1.    Electronic Semiconductor                          11.07%
2.    Utilities-Electric                                 5.75%
3.    Computers-Peripheral Equipment                     5.34%
4.    Building/Construction                              4.66%
5.    Retail - Department Stores                         4.57%
6.    Retail - Discount/Variety                          4.10%
7.    Telecommunication Equipment                        4.00%
8.    Computer Software                                  3.11%
9.    Food                                               3.03%
10.   Utilities-Telecom                                  2.44%

TOTAL                                                   48.07%

                               JHAVERI VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1996


ASSETS

 Investments in securities, at value (cost $10,385,994)............................ $10,398,811
 Receivable for securities sold ...................................................      66,634
 Receivable for dividends and interest ............................................       8,321
                                                                                    -----------
   Total assets ...................................................................  10,473,766
                                                                                    -----------

LIABILITIES

 Payable for investment securities purchased.......................................      21,590
 Payable for Fund shares redeemed .................................................       3,630
 Accrued operating expenses........................................................      54,473
                                                                                    -----------
   Total Liabilities ..............................................................      79,693
                                                                                    -----------

NET ASSETS

 Net assets (equivalent to $12.90 per share based on 806,011 shares of capital stock outstanding) ........................................... $10,394,073
                                                                                    ===========
Composition of  Net Assets:

 Paid in capital .................................................................. $ 9,834,704
 Accumulated  net investment income/(loss).........................................     (88,598)

 Accumulated  net realized gain on investments.....................................     635,150

 Net unrealized appreciation/(depreciation) on investments ........................      12,817
                                                                                    -----------
NET ASSETS,  SEPTEMBER 30, 1996 ................................................... $10,394,073
                                                                                    ===========


   The accompanying notes are an integral part of these financial statements.

                               JHAVERI VALUE FUND
                             STATEMENT OF OPERATIONS
                            for the six months ended
                               September 30, 1996

INVESTMENT INCOME

 Interest                                                  $   7,883
 Dividends                                                    57,518
                                                           ---------
   Total Investment Income                                    65,401
                                                           ---------

EXPENSES

Operating Expenses (Note 3)                                  123,232
                                                           ---------
  Net investment income/(loss)                               (57,831)
                                                           ---------

Net realized gain on securities transactions                 408,752
Net change in unrealized appreciation/(depreciation) on
  investments                                                 59,937
                                                           ---------
Net gain on investments                                      468,689
                                                           ---------
Net increase in net assets resulting
  from operations                                          $ 410,858
                                                           =========




The accompanying notes are an integral part of these financial statements.

                               JHAVERI VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                         For the period May 1,
                                                                                   For the six months      1995 (Commencement
                                                                                         ended          of Operations) through
                                                                                   September 30, 1996       March 31, 1996
                                                                                   ------------------   ----------------------
INCREASE IN NET ASSETS FROM OPERATIONS:

 Net investment income/(loss) .....................................................  $    (57,831)      $    (1,942)
 Net realized gain on securities transactions .....................................       408,752           493,020
 Net change in unrealized appreciation/(depreciation)
    of investments.................................................................        59,937           (47,120)
                                                                                     ------------       -----------
 Net increase in net assets resulting from operations .............................       410,858           443,958
                                                                                     ------------       -----------

 DISTRIBUTION TO SHAREHOLDERS:

  From net investment income ......................................................             0           (28,824)
  From net realized gain on investments ...........................................             0          (266,622)

FUND SHARE TRANSACTIONS:

 Net proceeds from shares sold ....................................................     1,266,738         9,304,052
 Dividends reinvested .............................................................             0           294,450
 Payment for shares redeemed ......................................................      (407,874)         (722,663)
                                                                                     ------------       -----------
 Net increase in net assets from fund share transactions ..........................       858,864         8,875,839
                                                                                     ------------       -----------
NET ASSETS:

 Beginning of period ..............................................................     9,124,351           100,000
                                                                                     ------------       -----------
 End of period ....................................................................  $ 10,394,073       $ 9,124,351
                                                                                     ============       ===========



The accompanying notes are an integral part of these financial statements.

                               JHAVERI VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

                                                                                         For the period May 1,
                                                                      For the six months 1995 (Commencement of
                                                                            ended         Operations) through
                                                                      September 30, 1996  March 31, 1996
                                                                      ------------------  --------------------
Net asset value - beginning of period.................................. $      12.38      $      12.00

Income from investment operations
Net investment income .................................................         (.08)              .00
Net gain on investments both realized and unrealized ..................          .60               .79
                                                                        ------------      ------------
Total from investment operations ......................................          .52             12.79

Less distributions
Dividends from net investment income ..................................         --                 .04
Dividends from capital gains ..........................................         --                 .37
                                                                        ------------      ------------
Net asset value - end of period ....................................... $      12.90      $      12.38
                                                                        ============      ============
Total Return** ........................................................         8.38%             7.45%

Ratios/supplemental data
Net assets, end of period (in 000's) ..................................       10,394             9,124
Ratio of expenses to average net assets ** ............................         2.50%             2.50%
Ratio of net investment income to average net assets** ................        (1.17)%            (.02)%
Portfolio turnover rate................................................        19.23%            45.23%
Average commission rate paid ..........................................        .0490





**Annualized

                               JHAVERI VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1996

NOTE 1. ORGANIZATION

     The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes-The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net invesment income and any realized capital gains.

     Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

NOTE 3. INVESTMENT ADVISORY AGREEMENT

     The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The rate of the advisory fees paid by most investment companies to their investment advisers is lower than the rate of the advisory fees paid by the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended September 30, 1996, the Adviser has received a fee of $123,232 from the Fund.

NOTE 4. DISTRIBUTIONS TO SHAREHOLDERS

     On December 26, 1995, a distribution of $0.41 aggregating $295,446 was declared from net investment income and net realized gains from investment transactions (including $0.37 applicable to short-term gains that are taxable to shareholders as ordinary income dividends) during 1995. The dividend was paid December 28, 1995, to shareholders of record on December 26, 1995.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     As of September 30, 1996 there was an unlimited number of no par value shares of capital stock authorized for the Fund.

     Transactions in capital stock were as follows:

                                                  For the six months ended
                                                       September 30, 1996

                                                  Shares          Amount
                                                  ------          ------
Shares sold                                      101,153       $ 1,266,738

Shares issued in reinvestment
   of dividends                                        0                 0

Shares redeemed                                  (31,896)         (407,874)
                                                 -------          --------
Net increase                                      69,257       $   858,864
                                                 =======       ===========

Total paid in capital                                          $ 9,834,704
                                                               ===========

NOTE 6.  INVESTMENTS

     For the six months ended September 30, 1996, purchases and sales of investment securities, other than short-term investments, aggregated $2,294,346 and $1,831,516 respectively. The gross unrealized appreciation for all securities totaled $1,075,273 and the gross unrealized depreciation for all securities totaled $1,062,456 or a net unrealized appreciation of $12,817. The aggregate cost of securities for federal income tax purposes at September 30, 1996 was $10,390,750.

                             SCHEDULE OF INVESTMENTS

                               JHAVERI VALUE FUND

                               SEPTEMBER 30, 1996

                COMMON STOCKS - 94.07%
                -------------

Shares          Company                                          Market Value
------          -------                                          ------------
                AUTO/TRUCK-REPLACE/ORIGPARTS    0.70%

       2,800    Exide Corp                                            72,450

                AUTOMOBILE-MANUFACTURING        1.92%

       5,600    Consorcio Grupo Dina Saadr                            14,000
         720    Ford Motor Company                                    22,500
       3,400    General Motors Corp                                  163,200
                                                                      ------
                                                                     199,700

                BANKS-MONEY CENTER    0.91%

       1,200    Bankers Trust NY Corp                                 94,350

                BANKS-REGIONAL    0.22%

         700    Pnc Bank Corp                                         23,363

                BEVERAGES-ALCOHOLIC/SOFT DRINK    0.82%

      10,200    Buenas Aires Embot                                    58,650
       3,500    Cott Corp (New) *                                     26,469
                                                                      ------
                                                                      85,119
                BUILDING-HEAVY CONSTRUCTION    4.67%

      26,700    Empresas Ica Sociedad Sa ADR *                       407,175
      14,300    Grupo Tribasa Sa Adr *                                78,650
                                                                      ------
                                                                     485,825

                BUILDING-RESIDENT/COMMERCIAL    0.28%

       2,200    Kaufman & Broad Home Corp                             28,600
                                                                      ------
                                                                      28,600

                BUSINESS PRODUCTS-RETAIL/WHLES    0.19%

       1,400    BMC West Corp *                                       19,425

                CHEMICALS-DIVERSIFIED    0.11%

       1,000    Rexene Corp                                           11,875

                CHEMICALS-SPECIALTY    0.26%

       3,400    Methanex Corp *                                       26,775

                COMMERCIAL SERVICES-MISC    1.70%

       1,000    American Oncology Res                                 11,250
       4,400    First Alert Inc *                                     25,850
       1,700    Franklin Quest Co *                                   31,875
       3,700    Sensormatic Electronics Corp                          66,138
       2,200    Value Health Inc *                                    41,250
                                                                     -------
                                                                     176,363


    The accompanying notes are an integral part of these financial statements

                COMPUTER-GRAPHICS    2.03%

       5,000    Diamond Multimedia Systems *                                      71,250
       1,900    Q M S Inc *                                                       11,638
      10,300    Radius Inc *                                                      16,738
       7,200    Scitex Ltd Ord                                                    89,100
       1,000    Silicon Graphics Inc *                                            22,125
                                                                                --------
                                                                                 210,850

                COMPUTER-INTEGRATED SYSTEMS    0.11%

          700   Cognex Corp *                                                     11,375

                COMPUTER-LOCAL NETWORK    0.17%

         500    Bay Networks, Inc                                                 13,625
       1,600    Tricord Sys Inc *                                                  4,300
                                                                                --------
                                                                                  17,925
                COMPUTER-MAINFRAMES    2.09%

       3,700    Amdahl Corporation *                                              34,919
         400    Intlbusiness Machines Corp                                        49,800
       3,900    Sequent Computer Systems                                          50,700
      13,400    Unisys Corp *                                                     82,075
                                                                                --------
                                                                                 217,494
                COMPUTER-MINI/MICRO    1.81%

       2,400    Apple Computer *                                                  53,250
       9,300    AST Research Inc *                                                46,500
       1,300    Digital Equipment Corp                                            46,475
         700    Micron Electronics Inc *                                          14,438
       2,600    Tandem Computers *                                                27,950
                                                                                --------
                                                                                 188,613
                COMPUTER-PERIPHERAL EQUIPMENT    5.08%

       9,900    Alliance Semiconductor Corp *                                     73,631
      14,500    American Power Conversion *                                      212,063
       1,900    Applied Magnetics *                                               33,725
       3,500    Quantum Corp *                                                    61,469
       2,500    Read-Rite Corp *                                                  39,375
         300    Seagate Technology *                                              16,763
       2,418    Storage Tech Corp *                                               91,582
                                                                                --------
                                                                                 528,607
                COMPUTER-SERVICES    0.67%

       8,400    Intelligent Electronics Inc *                                     69,825

                COMPUTER-SOFTWARE    3.01%

       4,900    Acclaim Entertainment *                                           37,975
         300    Adobe Systems Inc                                                 11,175
       7,900    Banyan Systems Inc *                                              42,463
       3,200    Borland Intl Inc *                                                22,000
         400    Broderbund Software *                                             11,600
       6,700    FTP Software Inc *                                                49,413
         600    Macromedia Inc *                                                  12,450
       1,800    Microcom Inc *                                                    15,300
       2,500    Netmanage Inc *                                                   21,953
       1,500    Novell Inc *                                                      16,500
       2,000    Quarterdeck Corp *                                                13,750
       1,600    Symantec Corp *                                                   17,400
       1,800    Wall Data Inc *                                                   40,950
                                                                                --------
                                                                                 312,928
    The accompanying notes are an integral part of these financial statements


                CONSUMER PRODUCTS-GLASS/METAL    0.20%

       3,340    Vitro S A                                                         20,875

                COSMETICS & PERSONAL CARE    0.08%

         500    General Nutrition Cos *                                            8,781

                DIVERSIFIED OPERATION    1.36%

       6,570    Hanson Plc Adr                                                    81,304
       1,400    Jostens Incorporated                                              29,225
         700    Sybase Inc *                                                      10,413
       1,700    Triarc Cos Inc(Del) *                                             20,400
                                                                                --------
                                                                                 141,341
                ELECTRONIC COMPONENTS    0.14%

         700    Kemet Corp *                                                      14,088

                ELECTRONIC-EQUIPMENT    0.35%

       2,200    Teradyne Inc *                                                    36,575

                ELECTRONIC-SEMICONDUCTORS   11.23%

       6,200    Advanced Micro Devices *                                          91,450
         700    Applied Materials Inc *                                           19,338
       3,000    Cirrus Logic Inc *                                                62,625
       2,300    Credence Systems Inc *                                            36,225
       2,400    Cypress Semiconductor *                                           30,000
       1,000    Cyrix Corp *                                                      16,375
       3,900    Integrated Device Technology *                                    38,756
       1,200    Integrated Process Equiptment *                                   19,050
       6,700    Integrated Silicon Solution *                                     76,631
       3,000    International Rectifier *                                         41,625
       1,000    K L A Instruments *                                               22,500
       4,500    Kulicke & Soffa Ind *                                             51,188
       3,100    Lam Research Corp *                                               82,538
       2,200    Lsi Logic Corp *                                                  51,150
       5,000    Micron Technology Inc                                            152,500
         300    Motorola Inc                                                      15,488
       2,500    National Semiconductor *                                          50,313
       1,300    Network Peripherals Inc *                                         19,663
         300    Novllus Systems Inc *                                             12,788
       3,600    Oak Technology Inc *                                              37,350
      10,300    Opti Inc *                                                        60,513
       1,000    Sierra Semiconductor *                                            12,000
       1,100    Silicon Valley Group Inc *                                        19,525
       1,200    Tencor Instruments *                                              21,675
         700    Tseng Labs Inc *                                                   5,513
       4,800    Vlsi Technology Inc *                                             78,000
       2,100    Watkins Johnson                                                   42,525
                                                                               ---------
                                                                               1,167,300
                FINANCE-INVESTMENT BROKERS    0.85%

       1,400    Paine Webber Group Inc                                            29,400
       1,300    Salomon Inc                                                       59,313
                                                                               ---------
                                                                                  88,713
                FINANCE-SAVINGS & LOAN    0.33%

       1,300    Great Western Financial Corp                                      34,450

    The accompanying notes are an integral part of these financial statements


                FINANCIAL SERVICES MISC    0.31%

         300    American Express                                                  13,875
       1,200    Medaphis Corp *                                                   18,000
                                                                                --------
                                                                                  31,875
                FOOD-MISCPREPARATION    3.03%

       2,257    Archer Daniels Midland                                            43,447
      22,200    Chiquita Brands Intl Inc                                         271,950
                                                                                --------
                                                                                 315,397
                HOTELS & MOTELS    0.21%

         500    ITT Corp *                                                        21,813

                HOUSEWARES    0.75%

       5,800    Shaw Industries Inc                                               77,575

                INSURANCE-LIFE/PROPERTY/CAS    0.46%

       2,300    John Alden Finl Corp                                              47,438

                LASERS-SYSTEMS/COMPONENTS    1.44%

       6,200    Baby Superstore Inc *                                            128,650
       3,500    Summit Technology, Inc *                                          21,438
                                                                                --------
                                                                                 150,088
                LEISURE PRODUCTS    1.65%

       2,200    Avid Technology Inc *                                             29,975
         700    Brunswick Corp                                                    16,800
      21,000    C M L Group Inc                                                  102,375
      10,900    Kennetech Corp *                                                   2,507
       1,900    Score Board Inc New *                                              3,919
         700    Topps Company Inc *                                                2,975
       2,300    Tyco Toys Inc *                                                   13,225
                                                                                --------
                                                                                 171,776
                LEISURE SERVICES    0.24%

       4,700    Discovery Zone Inc *                                               3,231
         900    Intl Game Technology                                              18,450
       2,600    President Casinos Inc *                                            2,925
                                                                                --------
                                                                                  24,606
                MACHINERY-ELECTRICAL EQUIPMENT    2.37%

      13,250    Westinghouse Electric Corp                                       246,781


                MEDICAL INSTRUMENTS/PRODUCTS    0.53%

       1,300    United States Surgical Corp                                       55,250

                MEDICAL-DRUGS    1.08%

       8,500    Carter Wallace Inc                                               105,188
         700    Perrigo Company *                                                  6,913
                                                                                --------
                                                                                 112,100
                MEDICAL-GENERIC DRUGS    0.63%

         700    Copley Pharmaceutical *                                            9,888

    The accompanying notes are an integral part of these financial statements


         500    Ivax Corp                                                          7,813
       2,800    Mylan Labs Inc                                                    47,950
                                                                                --------
                                                                                  65,650
                MEDICAL-HEALTH MAINTORG    1.31%

       2,000    Healthsource Inc *                                                29,500
       1,700    Humana Inc *                                                      34,425
       2,414    Olsten Corporation                                                60,048
         300    United Healthcare                                                 12,488
                                                                                --------
                                                                                 136,461
                MEDICAL-HOSPITALS/NURSING HOME    0.73%

         800    Beverly Enterprises Inc *                                          8,700
       1,500    Community Psychiatric Centers Inc *                               14,063
       2,500    Horizon Healthcare *                                              30,000
       1,800    Sun Healthcare Group *                                            23,400
                                                                                --------
                                                                                  76,163
                MEDICAL-OUTPATIENT/HOME CARE    0.99%

         800    Coastal Physician Group *                                          4,900
      13,200    Coram Healthcare Corp *                                           51,150
       5,000    Novacare Inc *                                                    46,875
                                                                                --------
                                                                                 102,925
                MEDICAL/DENTAL-SUPPLIES    0.21%

         600    Bausch & Lomb Inc                                                 22,050

                METAL ORES-GOLD/NON-FERROUS    0.08%

         400    Cyprus Amax Minerals Co                                            8,600

                MISC    0.00%

          74    Emcor Group Inc *                                                     19
         200    Texas General Res *                                                    0
                                                                                --------
                                                                                      19
                OFFICE AND ART MATERIAL    0.14%

         500    American Greetings                                                14,313

                OIL & GAS-FIELD SERVICES    0.34%

         800    McDermott Intl Inc                                                17,400
       1,300    USX-Delhi Group                                                   18,363
                                                                                --------
                                                                                  35,763
                OIL & GAS-INTERNATIONAL INTEGR    0.29%

       1,400    USX-Marathon Group                                                30,275

                OIL & GAS-US EXPLORE & PROD    0.09%

         500    Oryx Energy Co *                                                   8,875

                OIL & GAS-US INTEGRATED    0.09%

         400    Occidental Petroleum Corp                                          9,350

                OIL REFINING & MARKETING    0.28%

       1,000    Lubrizol Corp                                                     28,750

    The accompanying notes are an integral part of these financial statements

                PAPER & PAPER PRODUCTS    0.06%

         500    Abitibi Price Inc                                                  6,438

                POLLUTION CONTROL-EQUIPMENT/SV    1.09%

       6,900    Safety Kleen Corp                                                113,850

                RETAIL-APPAREL/SHOE    1.24%

       3,100    Ann Taylor Stores *                                               52,313
       3,300    Burlington Coat Factory WHSE Corp *                               36,300
       2,700    Charming Shoppes Inc *                                            16,200
       1,600    Designs Inc *                                                     10,600
         700    Limited Inc                                                       13,388
                                                                                --------
                                                                                 128,800
                RETAIL-CONSUMER ELECTRIC    0.88%

       4,000    Best Buy Co Inc (MN) *                                            91,000

                RETAIL-DEPARTMENT STORES    4.49%

      24,700    Caldor Corp *                                                     49,400
      40,700    K Mart Corporation *                                             417,175
                                                                                --------
                                                                                 466,575
                RETAIL-DISCOUNT & VARIETY    4.36%

       3,000    Bradlees Inc *                                                     3,375
       3,800    Toys R Us Inc *                                                  110,675
         500    Wal-Mart Stores Inc                                               13,188
      15,800    Woolworth Corp *                                                 325,875
                                                                                --------
                                                                                 453,113

                RETAIL-DIVERSIFIED/MISC    1.06%

       6,800    Michaels Stores Inc *                                             99,875
       5,200    Musicland Stores Corp *                                            7,800
         300    Sports & Rec Inc *                                                 2,513
                                                                                --------
                                                                                 110,188
                RETAIL-FOOD & RESTAURANT    1.27%

       3,700    Checkers Drive-In Restaurants Inc *                                3,584
       6,400    Fleming Companies Inc                                            111,200
       1,900    Shoney's Inc *                                                    17,338
                                                                                --------
                                                                                 132,122

                RETAIL-HOME FURNISHINGS    0.52%

       9,600    Bombay Co Inc *                                                   54,000

                RETAIL-MAIL ORDER & DIRECT    0.29%

       2,300    Fingerhut Cos Inc                                                 30,475

                RETAIL-SUPERMARKETS    0.09%

       1,000    Food Lion Inc Cl A                                                 9,000

                RETAIL/WHOLESALE-JEWELRY    0.35%

      11,300    Jan Bell Marketing Inc *                                          24,719
       2,500    Service Merchandise Co Inc *                                      11,563
                                                                                --------
                                                                                  36,281

    The accompanying notes are an integral part of these financial statements

                RUBBER-TIRES    0.10%

         500    Cooper Tire & Rubber                                              10,813

                SHOES & RELATED APPAREL    0.84%

       1,300    Brown Group Inc                                                   30,225
       6,400    Stride Rite Corp                                                  57,600
                                                                                --------
                                                                                  87,825
                STEEL-PRODUCERS    2.36%

       9,300    Bethlehem Steel Corp *                                            93,000
       4,200    Birmingham Steel Corp                                             66,675
       1,600    LTV Corp New *                                                    18,600
       1,200    USX-US Steel                                                      34,200
       3,200    WHX Corp *                                                        32,400
                                                                                --------
                                                                                 244,875
                TELECOMMUNICATION CELLULAR    0.73%

       9,500    Cellstar Corp *                                                   76,000

                TELECOMMUNICATION EQUIPMENT    3.92%

       5,900    Antec Corp *                                                      86,288
       3,000    California Microwave Inc *                                        39,750
      13,900    Compression Labs Inc *                                            90,350
       3,000    General Instruments Corp *                                        74,250
         300    Nokia Corp ADR                                                    13,275
       6,500    Scientific Atlantic Inc                                          103,188
                                                                                --------
                                                                                 407,100
                TEXTILE/APPAREL-MILL PRODUCTS    0.15%

         200    Longview Fibre Co                                                  3,150
         700    Phillips Van Heusen Corp                                           7,788
         700    Starter Corp *                                                     4,375
                                                                                --------
                                                                                  15,313

                TOBACCO    1.01%

       4,031    Rjr Nabisco Holdings Corp                                        104,806

                TRANSPORTATION-EQUIP/LEASING    0.45%

       3,000    Wabash National Corp                                              47,250

                TRANSPORTATION-TRUCK    0.38%

       4,500    American Freightways *                                            39,938

                TRUCKS & PARTS-LONG HAUL    0.50%

       6,100    Navistar Intl Corp *                                              51,850

                UTILITY-ELECTRIC POWER    5.68%

      13,500    Centerior Energy Corp                                            123,188
         500    Consolidated Edison Co Ny Inc                                     13,875
       9,500    Edison Intl                                                      169,813
       1,600    Entergy Corp New                                                  43,200
       7,300    Niagara Mohawk Power Corp *                                       58,400
       7,700    Northeast Utility                                                 95,288
       3,500    Pacific Gas & Electric Co                                         76,125
         400    Public Services Enterprises                                       10,700
                                                                                --------
                                                                                 590,588

    The accompanying notes are an integral part of these financial statements

                UTILITY-GAS DISTRIBUTION    1.17%

       8,150    Noram Energy Corp                                                121,231

                UTILITY-TELEPHONE    2.54%

         400    Pacific Telesis Group                                             13,450
       7,800    Telefonos De Mexico SA ADR                                       250,575
                                                                                --------
                                                                                 264,025

                TOTAL COMMON STOCKS                                            9,780,925
                                                                                --------
                SHORT TERM INVESTMENTS - 5.97%
                ----------------------

     621,136    Star Treasury Fund                                               621,136

                TOTAL INVESTMENTS             100.05%                         10,402,061
                Other assets less liabilities  -0.05%                             -4,738
                                              ------                          ----------
                TOTAL NET ASSETS              100.00%                         10,397,323
                                              ======                          ==========

                Total Investments (Other than Short-Term)                     10,402,061
                                                                              ----------
                Cash equivalents (Net)
                Certificates of deposit due within the next
                   two months (at cost)                                                0
                Commercial notes due within the next two months
                 (at cost)                                                             0
                Cash, receivalbles & other assets                                 74,955
                                                                              ----------
                                                                                  74,955

                TOTAL ASSETS                                                  10,477,016

                Less Liabilities                                                  79,693
                                                                            ------------
                NET ASSETS (NAV $12.90 on 806,011 common shares
                 outstanding)                                               $ 10,397,323
                                                                            ============

* Non-Income Producing

  The accompanying notes are an integral part of these financial statements.